united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23030

Crow Point Global Dividend Plus Fund

(Exact name of registrant as specified in charter)

1 Landmark Square, 8th Floor, Stamford, CT 06901

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares		Value
	COMMON STOCK - 134.5%
	ADVERTISING - 0.7%
5,120	Aimia, Inc. +	$ 33,498

	AEROSPACE / DEFENSE - 1.7%
295	Boeing Co. +	48,209
140	Lockheed Martin Corp. +	35,186
		83,395
	AGRICULTURE - 3.8%
467	Altria Group, Inc.	33,241
743	Archer-Daniels-Midland Co. +	32,885
484	Japan Tobacco, Inc. +	15,650
345	Philip Morris International, Inc.	33,165
750	Reynolds American, Inc.	45,098
1,456	Vector Group Ltd.	32,119
		192,158
	AIRLINES - 0.7%
1,047	Japan Airlines Co. Ltd. +	33,500

	AUTO MANUFACTURERS - 0.6%
1,423	Nissan Motor Co. Ltd. +	14,145
200	Renault SA +	18,022
		32,167
	AUTO PARTS & EQUIPMENT - 1.7%
925	Exedy Corp. +	25,143
67,799	Xinyi Glass Holdings Ltd. +	61,251
		86,394
	BANKS - 8.1%
89,522	Bank Negara Indonesia Persero Tbk PT +	38,216
116,674	Bank of China Ltd. +	53,229
6,219	Bendigo & Adelaide Bank Ltd. +	59,250
56,453	China CITIC Bank Corp. Ltd. +	37,323
43,863	China Construction Bank Corp. +	32,787
5,241	HSBC Holdings PLC +	44,600
4,530	Nishi-Nippon Financial Holdings, Inc. *	47,765
1,000	Popular, Inc.	44,430
624	Societe Generale SA +	30,518
11,180	Thanachart Capital PCL +	15,082
		403,200
	BEVERAGES - 1.9%
5,917	Coca-Cola Amatil Ltd. +	43,796
789	Coca-Cola Co.	32,799
1,197	Kirin Holdings Co. Ltd. +	19,650
		96,245
	CHEMICALS - 4.4%
263	BASF SE +	25,330
1,527	Braskem SA - ADR +	31,594
6,085	Denka Co. Ltd. +	30,053
16,200	Kingboard Chemical Holdings Ltd. +	55,953
851	LyondellBasell Industries NV +	79,373
		222,303
	COAL - 0.7%
281,237	Adaro Energy Tbk PT +	35,701

	COMMERCIAL SERVICES - 4.5%
1,677	Abertis Infraestructuras SA +	24,004
450	Automatic Data Processing, Inc.	45,446
502	Macquarie Infrastructure Corp. +	37,645

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.5%
485	ManpowerGroup, Inc. +	$ 46,298
2,462	Western Union Co. +	48,206
21,272	Zhejiang Expressway Co. Ltd. +	21,466
		223,065
	COMPUTERS - 2.0%
937	Conduent, Inc. * +	14,018
497	International Business Machines Corp. +	86,736
		100,754
	DISTRIBUTION / WHOLESALE - 1.3%
2,694	ITOCHU Corp. +	37,236
1,120	PALTAC Corp. +	29,061
		66,297
	DIVERSIFIED FINANCIAL SERVICES - 8.3%
1,960	AllianceBernstein Holding LP	45,766
5,390	Calamos Asset Management, Inc.	45,384
375	CME Group, Inc.	45,405
1,863	Ellington Financial LLC - MLP +	29,212
10,991	Genworth Mortgage Insurance Ltd. +	27,785
1,585	Intercontinental Exchange, Inc. +	92,501
667	KB Financial Group, Inc. - ADR * +	27,080
859	Macquarie Group Ltd. +	55,169
2,400	Waddell & Reed Financial, Inc. +	43,320
		411,622
	ELECTRIC - 4.1%
1,690	Capital Power Corp. +	31,992
101,738	China Power International Development Ltd. +	36,844
6,719	Enel SpA +	28,057
7,574	REN - Redes Energeticas Nacionais SGPS SA +	20,856
1,650	Spark Energy, Inc.	42,653
2,219	SSE PLC +	41,569
		201,971
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
559	Emerson Electric Co.	32,791
642	Energizer Holdings, Inc. +	32,402
26,049	Xinjiang Goldwind Science & Technology Co. Ltd. +	43,776
		108,969
	ELECTRONICS - 0.7%
913	Kuroda Electric Co. Ltd. +	18,897
2,506	Venture Corp. Ltd. +	18,126
		37,023
	ENERGY-ALTERNATE SOURCES - 0.4%
155,369	GCL-Poly Energy Holdings Ltd. * +	20,224

	ENGINEERING & CONSTRUCTION - 3.4%
13,950	Carillion PLC +	37,821
15,178	Downer EDI Ltd. +	71,439
2,328	Kyowa Exeo Corp. +	34,556
942	Skanska AB +	23,060
		166,876
	ENTERTAINMENT - 0.4%
666	International Game Technology PLC +	17,589

	FOOD - 1.9%
856	Bakkafrost P/F +	32,959
468	Kesko OYJ +	23,695
44,563	Sonae SGPS SA * +	38,287
		94,941

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	FOREST PRODUCTS & PAPER - 3.3%
2,633	Fibria Celulose SA - ADR +	$ 24,276
520	Holmen AB +	19,018
1,674	International Paper Co. +	94,748
1,051	UPM-Kymmene Oyj +	23,852
		161,894
	GAS - 1.2%
1,638	CenterPoint Energy, Inc. +	42,932
1,448	National Grid PLC +	16,900
		59,832
	HEALTHCARE-PRODUCTS - 0.7%
453	Masimo Corp. * +	33,332

	HEALTHCARE-SERVICES - 2.8%
776	Healthsouth Corp. +	30,124
940	RHOEN-KLINIKUM AG +	25,716
1,777	Sonic Healthcare Ltd. +	28,086
355	UnitedHealth Group, Inc. +	57,546
		141,472
	HOME BUILDERS - 2.6%
8,342	Crest Nicholson Holdings PLC +	53,105
2,337	Galliford Try PLC +	39,663
797	Persimmon PLC +	19,342
8,574	Taylor Wimpey PLC +	18,025
		130,135
	INSURANCE - 9.5%
1,021	AXA SA +	25,069
1,351	CNP Assurances +	25,383
2,077	Dai-ichi Life Insurance Co. Ltd. +	38,044
1,350	First American Financial Corp. +	50,733
994	Genworth MI Canada, Inc. +	24,878
536	Mercury General Corp.	33,902
901	MS&AD Insurance Group Holdings, Inc. +	30,373
693	NN Group NV +	24,512
7,578	Old Mutual PLC +	19,802
1,197	Power Corp. of Canada +	28,030
294	Prudential Financial, Inc. +	30,902
89	Swiss Life Holding AG +	26,981
237	Swiss Re AG +	22,124
2,710	UNIQA Insurance Group AG +	22,317
957	Unum Group +	43,477
84	Zurich Insurance Group AG +	24,137
		470,664
	INTERNET - 0.5%
539	Mixi, Inc. +	23,437

	INVESTMENT COMPANIES - 1.9%
9,000	Apollo Investment Corp. +	52,740
1,869	Solar Capital Ltd. +	39,660
		92,400
	IRON / STEEL - 1.5%
328	POSCO - ADR +	18,985
294	Reliance Steel & Aluminum Co. +	23,417
895	Steel Dynamics, Inc. +	30,260
		72,662
	LODGING - 0.6%
591	Las Vegas Sands Corp.	31,075

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	MACHINERY-DIVERSIFIED - 0.6%
202	Cummins, Inc. +	$ 29,696

	MEDIA - 0.4%
30,872	Seven West Media Ltd. +	18,984

	METAL FABRICATE / HARDWARE - 1.0%
1,138	Timken Co. +	50,527

	MINING - 1.0%
9,046	Nippon Light Metal Holdings Co. Ltd. +	22,178
624	Rio Tinto PLC +	27,406
		49,584
	MISCELLANEOUS MANUFACTURING - 1.0%
404	Siemens AG +	50,755

	MULTI-NATIONAL - 0.3%
466	Banco Latinoamericano de Comercio Exterior SA +	12,675

	OFFICE / BUSINESS EQUIPMENT - 1.2%
787	Neopost SA +	26,017
4,687	Xerox Corp. +	32,481
		58,498
	OIL & GAS - 10.3%
504	Chevron Corp. +	56,120
45,768	CNOOC Ltd. +	58,041
1,328	Exxon Mobil Corp. +	111,406
1,100	Lukoil PJSC - ADR +	61,826
1,215	OMV AG +	42,497
818	Royal Dutch Shell PLC +	22,100
18,597	Saras SpA +	28,720
8,761	Thai Oil PCL - NVDR +	17,853
339	TOTAL SA +	17,094
538	Valero Energy Corp. +	35,379
2,565	Woodside Petroleum Ltd. +	61,454
		512,490
	OIL & GAS SERVICES - 0.8%
49,248	Sinopec Engineering Group Co. Ltd. +	39,986

	PHARMACEUTICALS - 6.4%
341	AstraZeneca PLC +	17,993
788	Daiichi Sankyo Co. Ltd. +	17,671
2,150	GlaxoSmithKline PLC +	41,331
298	Johnson & Johnson +	33,749
510	Merck & Co., Inc. +	31,615
1,147	Mitsubishi Tanable Pharma Corp. +	23,016
630	Novartis AG - ADR	46,570
493	Orion OYJ +	22,974
2,090	Pfizer, Inc. +	66,315
240	Sanofi +	19,320
		320,554
	REAL ESTATE - 0.7%
25,714	Guangzhou R&F Properties Co. Ltd. +	33,073

	REITS - 11.8%
3,217	Annaly Capital Management, Inc. +	32,878
556	Camden Property Trust +	46,465
33,966	Champion REIT +	18,385

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	REITS (Continued) - 11.8%
2,860	Chimera Investment Corp. +	$ 50,422
3,562	Colony Capital, Inc. +	49,578
1,212	Hospitality Properties Trust +	37,730
1,697	Host Hotels & Resorts, Inc. +	30,665
1,250	Iron Mountain, Inc.	44,750
19,092	Mapletree Industrial Trust +	22,293
4,713	MFA Financial, Inc. +	37,186
475	Mid-America Apartment Communities, Inc.	45,101
842	Omega Healthcare Investors, Inc. +	27,003
1,272	Outfront Media, Inc. +	34,891
3,300	Preferred Apartment Communities, Inc.	44,682
1,327	Select Income REIT +	33,188
1,330	Starwood Property Trust, Inc. +	29,605
		584,822
	RETAIL - 8.0%
1,903	American Eagle Outfitters, Inc. +	28,754
448	Aoyama Trading Co. Ltd. +	15,839
1,020	Best Buy Co. Inc. +	45,410
714	Big Lots, Inc. +	35,700
14,065	Harvey Norman Holdings Ltd. +	53,387
3,661	Marks & Spencer Group PLC +	15,453
210	McDonald's Corp. +	25,740
3,534	Staples, Inc. +	32,513
6,739	Super Retail Group Ltd. +	49,829
437	Target Corp. +	28,178
1,002	Wal-Mart Stores, Inc. +	66,873
		397,676
	SEMICONDUCTORS - 2.9%
1,305	Intel Corp. +	48,050
412	KLA-Tencor Corp. +	35,065
2,737	STMicroelectronics NV +	36,071
800	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR +	24,728
		143,914
	SHIPBUILDING - 0.5%
47,138	Yangzijiang Shipbuilding Holdings Ltd. +	26,935

	SOFTWARE - 1.7%
741	Micro Focus International PLC +	19,997
679	Microsoft Corp. +	43,897
639	Software AG +	23,020
		86,914
	TELECOMMUNICATIONS - 5.6%
9,919	Advanced Info Service PCL +	44,792
425	Chunghwa Telecom Co. Ltd. - ADR +	13,413
1,048	Cisco Systems, Inc. +	32,195
9,336	Frontier Communications Corp. +	32,583
1,520	Orange SA +	23,531
807	SK Telecom Co. Ltd. - ADR +	17,351
7,478	Spark New Zealand Ltd. +	19,245
3,411	Telia Co. AB +	13,841
1,414	Verizon Communications, Inc. +	69,300
534	Vodafone Group PLC - ADR +	13,295
		279,546
	TOYS/GAMES/HOBBIES - 0.6%
1,060	Mattel, Inc.	27,783

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	TRANSPORTATION - 1.6%
12,177	Aurizon Holdings Ltd. +	$ 46,313
496	Oesterreichische Post AG +	17,952
6,138	Super Group Ltd. * +	16,643
		80,908

	TOTAL COMMON STOCK (Cost - $6,376,693)	6,690,115

	EXCHANGE TRADED FUND - 0.7%
	EQUITY - 0.7%
1,500	Recon Capital NASDAQ-100 Covered Call ETF +	34,350
	TOTAL EXCHANGE TRADED FUND - (Cost - $33,905)

Contracts **
	PURCHASED CALL OPTIONS * - 0.0%
20	SPDR S&P 500 ETF
	Expiration February 2017, Exercise Price $231.50	780

	PURCHASED PUT OPTIONS * - 0.0%
20	SPDR S&P 500 ETF
	Expiration February 2017, Exercise Price $220.00	860

	TOTAL PURCHASED OPTIONS (Cost - $2,541)	1,640

	TOTAL INVESTMENTS - 135.2% (Cost - $6,413,139) (a)	$ 6,726,105
	SECURITIES SOLD SHORT - (62.7) % (Proceeds - $2,882,567) (a)	(3,118,081)
	WRITTEN OPTIONS - (0.1) % (Premiums - $1,999) (a)	(2,880)
	OTHER ASSETS LESS LIABILITIES - NET - 27.6%	1,371,188
	NET ASSETS - 100.0%	$ 4,976,332

Shares
	SECURITIES SOLD SHORT * - 62.7%
	COMMON STOCK - 62.7%
	AEROSPACE/DEFENSE - 0.4%
6,809	IHI Corp.	18,448

	APPAREL - 0.4%
379	Deckers Outdoor Corp.	21,830

	AUTO MANUFACTURERS - 0.7%
20,729	Brilliance China Automotive Holdings Ltd.	29,333
839	Kandi Technologies Group, Inc.	3,566
		32,899
	AUTO PARTS & EQUIPMENT - 0.4%
1,113	ElringKlinger AG	19,720

	BANKS - 5.0%
59,546	Bank of Ireland	15,959
22,233	Bankia SA	23,427
8,691	Barclays PLC	23,995
64	Credicorp Ltd.	10,476
1,399	Deutsche Bank AG	27,804
1,769	Grupo Financiero Banorte SAB de CV	8,517
6,986	Royal Bank of Scotland Group PLC	19,494
300	Signature Bank/New York NY	47,256
132	SVB Financial Group	22,734
266	Texas Capital Bancshares, Inc.	21,945
393	Webster Financial Corp.	20,640
		242,247

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	BEVERAGES - 0.5%
6,002	Tsingtao Brewery Co. Ltd.	$ 24,056

	BIOTECHNOLOGY - 0.5%
937	Insmed, Inc.	13,839
150	Vertex Pharmaceuticals, Inc.	12,881
		26,720
	CHEMICALS - 1.2%
796	Axalta Coating Systems Ltd.	23,084
305	Symrise AG	18,343
292	WR Grace & Co.	20,247
		61,674
	COMMERCIAL SERVICES - 1.4%
461	Live Nation Entertainment, Inc.	13,194
296	Monro Muffler Brake, Inc.	17,730
221	TAL Education Corp. - ADR	17,899
469	Team Health Holdings, Inc.	20,383
		69,206
	COMPUTERS - 0.3%
1,534	Indra Sistemas SA	16,885

	COSMETICS / PERSONAL CARE - 0.9%
766	Pigeon Corp.	20,821
999	Unicharm Corp.	22,540
		43,361
	DISTRIBUTION / WHOLESALE - 0.2%
401	G-III Apparel Group Ltd.	10,530

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
3,864	Acom Co. Ltd.	16,716
541	Hong Kong Exchanges & Clearing Ltd.	13,157
9,858	Huatai Securities Co. Ltd. ^	19,133
2,712	Nomura Holdings, Inc.	16,948
2,492	Okasan Securities Group, Inc.	16,381
915	PHH Corp.	13,341
406	Stifel Financial Corp.	20,434
8,473	Value Partners Group Ltd.	7,327
1,162	WisdomTree Investments, Inc.	11,968
		135,405
	ELECTRIC - 1.0%
1,104	Atlantica Yield PLC	23,626
747	Calpine Corp.	8,815
1,906	Shikoku Electric Power Co., Inc.	18,403
		50,844
	ELECTRICAL COMPONENT & EQUIPMENT - 0.7%
571	Leoni AG	22,875
142	Nidec Corp.	13,383
		36,258
	ELECTRONICS - 1.6%
640	Hamamatsu Photonics KK	18,562
435	National Instruments Corp.	13,668
369	OSI Systems, Inc.	27,553
1,203	Yaskawa Electric Corp.	21,810
		81,593
	ENERGY-ALTERNATE SOURCES - 0.6%
14,261	China Longyuan Power Group Corp. Ltd.	11,744
13,168	Energy Absolute PCL - ADR	10,659
453	Nordex SE	9,532
		31,935

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	ENGINEERING & CONSTRUCTION - 1.3%
7,374	Balfour Beatty PLC	$ 23,982
553	Bilfinger Berger AG	22,928
4,226	Koninklijke BAM Groep NV	19,976
		66,886
	ENVIRONMENTAL CONTROL - 0.7%
314	Clean Harbors, Inc.	17,427
224	Stericycle, Inc.	17,279
		34,706
	EQUITY FUND - 7.2%
1,040	iShares MSCI EAFE ETF	62,015
2,654	iShares MSCI Emerging Markets ETF	99,100
865	SPDR S&P 500 ETF Trust	196,813
		357,928
	FOOD - 0.8%
21,316	Tingyi Cayman Islands Holding Corp.	24,312
955	Woolworths Ltd.	17,835
		42,147
	FOREST PRODUCTS & PAPER - 0.4%
2,947	Metsa Board OYJ - Class B	20,160

	GAS - 0.4%
11,728	Hong Kong & China Gas Co. Ltd.	22,158

	HEALTHCARE-PRODUCTS - 2.6%
2,919	Accuray, Inc.	16,784
2,655	Elekta AB	24,009
1,123	Endologix, Inc.	7,704
1,009	Getinge AB	16,321
556	Insulet Corp.	23,130
648	Quidel Corp.	12,299
992	Topcon Corp.	15,297
348	Zeltiq Aesthetics, Inc.	15,430
		130,974
	HEALTHCARE-SERVICES - 1.0%
37	Eurofins Scientific SE	16,594
201	LifePoint Health, Inc.	11,929
2,618	UDG Healthcare PLC	21,113
		49,636
	HOLDING COMPANIES DIVERSIFIED - 0.6%
102	Ackermans & van Haaren NV	13,900
3,814	Grupo Carso SAB de CV	15,347
		29,247
	INSURANCE - 2.6%
8,395	China Life Insurance Co. Ltd.	23,315
39	Fairfax Financial Holdings Ltd.	18,188
395	Kemper Corp.	17,064
294	Navigators Group, Inc.	16,508
330	RLI Corp.	19,609
1,272	Third Point Reinsurance Ltd.	14,564
677	Topdanmark A/S	17,826
		127,074
	INTERNET - 1.7%
1,833	21Vianet Group, Inc. - ADR	13,143
81	Baidu, Inc. - ADR	14,181
171	Ctrip.com International Ltd. - ADR	7,389
722	JD.com, Inc. - ADR	20,505
664	SMS Co. Ltd.	15,961
240	TripAdvisor, Inc.	12,696
		83,875

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	INVESTMENT COMPANIES - 0.4%
442	Exor SpA	$ 20,139

	LEISURE TIME - 0.8%
10,116	Piaggio & C SpA	16,792
139	Qunar Cayman Islands Ltd. - ADR	4,230
123	Shimano, Inc.	19,459
		40,481
	LODGING - 0.9%
1,670	City Developments Ltd	10,941
83,931	Macau Legend Development Ltd.	17,199
3,792	NH Hotel Group SA	16,761
		44,901
	MACHINERY-DIVERSIFIED - 1.0%
878	Alstom SA	24,907
50	FANUC Corp.	9,845
34,952	Shanghai Electric Group Co. Ltd.	15,991
		50,743
	MEDIA - 1.0%
835	Altice NV	18,300
1,289	Houghton Mifflin Harcourt Co.	14,566
602	Tribune Media Co.	17,362
		50,228
	METAL FABRICATE / HARDWARE - 0.5%
628	Sun Hydraulics Corp.	24,605

	MINING - 2.4%
52,795	Aluminum Corp of China Ltd.	27,352
3,182	Antofagasta PLC	33,427
6,650	Glencore PLC	27,312
23,914	Minera Frisco SAB de CV	19,686
329	Southern Copper Corp.	12,620
		120,397
	MISCELLANEOUS MANUFACTURING - 1.0%
17,694	Bombardier, Inc.	33,793
300	Proto Labs, Inc.	15,750
		49,543
	OIL & GAS - 1.5%
644	Imperial Oil Ltd.	21,132
300	Occidental Petroleum Corp.	20,331
234	PetroChina Co. Ltd. - ADR	18,601
1,332	Petroleo Brasileiro SA - ADR	12,667
		72,731
	OIL & GAS SERVICES - 3.4%
221	Baker Hughes, Inc.	13,941
24,651	China Oilfield Services Ltd.	26,750
1,670	Flotek Industries, Inc.	17,652
3,118	Hunting PLC	21,791
495	Oil States International, Inc.	19,553
358	SEACOR Holdings, Inc.	26,338
888	Thermon Group Holdings, Inc.	18,435
3,438	Weatherford International Ltd.	17,911
		162,371
	PHARMACEUTICALS - 1.3%
472	Catalent, Inc.	12,631
330	Chugai Pharmaceutical Co. Ltd	9,674
173	DexCom, Inc.	13,693
1,056	Ironwood Pharmaceuticals, Inc.	15,185
21,365	Luye Pharma Group Ltd.	14,152
		65,335

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	PIPELINES - 0.3%
348	Cheniere Energy, Inc.	$ 16,582

	PRIVATE EQUITY - 0.4%
285	Onex Corp.	19,906

	REAL ESTATE - 0.8%
74	Howard Hughes Corp.	7,889
28,655	Poly Property Group Co. Ltd.	11,190
623	Realogy Holdings Corp.	16,142
312	St. Joe Co.	5,257
		40,478
	REITS - 0.6%
1,315	Hispania Activos Inmobiliarios SOCIMI SA	16,201
1,000	Shaftesbury PLC	11,027
		27,228
	RETAIL - 1.5%
3,595	Alsea SAB de CV	10,452
176	Dufry AG	25,100
2,380	IDOM, Inc.	15,624
555	Zalando SE ^	21,895
		73,071
	SEMICONDUCTORS - 1.2%
1,052	Cypress Semiconductor Corp.	12,414
549	Dialog Semiconductor PLC	25,482
906	Veeco Instruments, Inc.	23,330
		61,226
	SOFTWARE - 2.7%
201	ANSYS, Inc.	18,745
297	Autodesk, Inc.	24,158
834	Callidus Software, Inc.	15,387
172	Cerner Corp.	9,238
225	Medidata Solutions, Inc.	11,147
2,245	Mitel Networks Corp.	15,580
114	PTC, Inc.	5,993
307	SimCorp A/S	15,730
130	Tyler Technologies, Inc.	18,983
		134,961
	TELECOMMUNICATIONS - 2.4%
179	ATN International, Inc.	14,372
1,388	General Communication, Inc.	27,927
1,298	Infinera Corp.	11,695
290	Sunrise Communications Group AG ^	19,650
22,544	Telecom Italia SpA	19,369
30,785	True Corp PCL - ADR	5,727
227	ViaSat, Inc.	14,734
		113,474
	TRANSPORTATION - 0.8%
370	Kirby Corp.	23,847
3,925	Nishi-Nippon Railroad Co., Ltd.	17,432
		41,279

	SECURITIES SOLD SHORT (Proceeds - $2,882,567)(a)	3,118,081

Contracts **
	WRITTEN CALL OPTIONS *- 0.1%
20	SPDR S&P 500 ETF
	Expiration February 2017, Exercise Price $228.50	2,880
	TOTAL WRITTEN CALL OPTIONS (Premiums - $1,999) (a)

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

ADR	American Depositary Receipt
PCL	Public Company Limited (Thailand)
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at January 31, 2017 is $5,924,540 or 119.1% of net assets.
*	Non-income producing security
**	Each option contract allows the holder to purchase or sell 100 shares of the underlying stock.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities sold short had a fair value of ($60,678) and 1.2% of net assets.

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short and written options) is $3,535,602 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 612,245
Unrealized depreciation:		(542,703)
	Net unrealized appreciation:	$ 69,542

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,690,115	$ -	$ -	$ 6,690,115
Exchange Traded Funds	34,350	-	-	34,350
Purchased Options	1,640	-	-	1,640
Total	$ 6,726,105	$ -	$ -	$ 6,726,105
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 3,118,081	$ -	$ -	$ 3,118,081
Written Options	2,880	-	-	2,880
Total	$ 3,120,961	$ -	$ -	$ 3,120,961
The fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Crow Point Global Dividend Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended January 31, 2017, the Fund’s unrealized depreciation on purchased and written option contracts subject to equity price risk amounted to $901 and $881, respectively, which served as an indicator of the volume of derivative activity for the Fund during the period. During the period ended January 31, 2017, the Fund ha a realized loss of $3,039 on purhcased options and a realized gain of $218 on written options.

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at October 31, 2016	32	$ 8,078
Options written	32	3,493
Options expired	(6)	(732)
Options closed	(38)	(8,840)
Outstanding at January 31, 2017	20	$ 1,999

The notional value of the derivative instruments outstanding as of January 31, 2017 as disclosed in the Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Crow Point Global Dividend Plus Fund

By

*/s/ Garrett Paolella

Garrett Paolella, Principal Executive Officer/President

Date 3/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Garrett Paolella

Garrett Paolella, Principal Executive Officer/President

Date 3/17/17

By

*/s/ Peter DeCaprio

Peter DeCaprio, Principal Financial Officer/Treasurer

Date 3/17/17